FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS
Summary of maturity profile of the Group's financial liabilities based on contractual undiscounted payments
The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	At December 31, 2022
In thousands of USD	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	15,768	—	—	—	15,768	15,768
Other payables and accruals	22,176	—	—	—	22,176	22,176
Amounts due to a related party	316	—	—	—	316	316
Borrowings	29,805	—	—	—	29,805	29,805
Lease liabilities	7,471	6,967	20,290	53,347	88,075	70,425
	75,536	6,967	20,290	53,347	156,140	138,490
	At June 30, 2023
In thousands of USD	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at June 30
Trade payables	16,483	—	—	—	16,483	16,483
Other payables and accruals	29,913	—	—	—	29,913	29,913
Amounts due to a related party	127	—	—	—	127	127
Borrowings	29,988	—	—	—	29,988	29,988
Lease liabilities	7,655	7,351	20,490	51,569	87,065	70,665
	84,166	7,351	20,490	51,569	163,576	147,176

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	At December 31, 2021
In thousands of USD	Within 1 year or on-demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	17,740	—	—	—	17,740	17,740
Other payables and accruals	17,258	—	—	—	17,258	17,258
Amount due to a related party	19	—	—	—	19	19
Borrowings	—	29,460	—	—	29,460	29,460
Lease liabilities	5,489	5,516	16,275	53,254	80,534	62,968
	40,506	34,976	16,275	53,254	145,011	127,445

	At December 31, 2022
In thousands of USD	Within 1 year or on-demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	15,768	—	—	—	15,768	15,768
Other payables and accruals	22,176	—	—	—	22,176	22,176
Amount due to a related party	316	—	—	—	316	316
Borrowings	29,805	—	—	—	29,805	29,805
Lease liabilities	7,471	6,967	20,290	53,347	88,075	70,425
	75,536	6,967	20,290	53,347	156,140	138,490

Summary of fair value measurement hierarchy for the Group's financial instruments
The fair value measurement hierarchy for the Group’s financial instruments measured at fair value is as follows:

In thousands of USD	Valuation technique(s) and key input	December 31, 2022	Level 1	Level 2	Level 3
USDC	Quoted price	89	89	—	—
Investment A, B and D in unlisted equity instruments	Net asset value	18,348	—	—	18,348
Investment C and E in unlisted equity instruments	Recent transaction price	11,500	—	—	11,500
Investment in unlisted debt instruments	Net asset value	31,111	—	—	31,111
In thousands of USD	Valuation technique(s) and key input	June 30, 2023	Level 1	Level 2	Level 3
USDC	Quoted price	150	150	—	—
Investment A, B and D in unlisted equity instruments	Net asset value	20,586	—	—	20,586
Investment E and F in unlisted equity instruments	Recent transaction price	1,900	—	—	1,900
Investment C in unlisted equity instruments	Multiple and calibration	10,000	—	—	10,000
Investment in unlisted debt instruments	Net asset value	1,000	—	—	1,000

In thousands of USD	Valuation technique(s) and key input	December 31, 2021	Level 1	Level 2	Level 3
USDC	Quoted price	99	99	—	—
Investments A and B in unlisted equity instruments	Recent transaction price	1,250	—	—	1,250

In thousands of USD	Valuation technique(s) and key input	December 31, 2022	Level 1	Level 2	Level 3
USDC	Quoted price	89	89	—	—
Investments A, B and D in unlisted equity instruments	Net asset value	18,348	—	—	18,348
In thousands of USD	Valuation technique(s) and key input	December 31, 2022	Level 1	Level 2	Level 3
Investments C and E in unlisted equity instruments	Recent transaction price	11,500	—	—	11,500
Investment in unlisted debt instrument	Net asset value	31,111	—	—	31,111

Summary of fair value measurement of assets
During the period ended June 30, 2022 and 2023, there was no transfer between levels. Transfers between levels of the fair value hierarchy, if any, are deemed to occur at the end of each reporting period.

	Periods ended June 30,
In thousands of USD	2022	2023
Unlisted equity instruments at fair value through profit or loss measured using significant unobservable inputs:
At January 1,	1,250	60,959
Additions	10,750	1,400
Disposals	—	(31,111)
Net fair value changes recognized in profit or loss	—	2,238
At June 30,	12,000	33,486

	Years ended December 31,
In thousands of USD	2021	2022
Unlisted equity instruments and debt instrument at fair value through profit or loss measured using significant unobservable inputs:
At January 1,	—	1,250
Additions	1,250	61,550
Disposals	—	(1,213)
Net gain on disposal of financial assets at fair value through profit or loss	—	213
Net fair value changes recognized in profit or loss	—	(841)
At December 31,	1,250	60,959